Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON August 15, 2001.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 30, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:         $     1,071,057
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM		01741R102    15252   847350 SH       DEFINED 03		    847350	  0	   0
AMFM INC		       COM		001693100    62100   900000 SH       DEFINED 03		    900000	  0	   0
AVTEAM INC		       CL A		054527205     1574   950460 SH       DEFINED 03		    950460	  0	   0
BESTFOODS		       COM		08658U101   100413  1450000 SH       DEFINED 03		   1450000	  0	   0
BURR BROWN CORP		       COM		122574106	87     1000 SH       DEFINED 03		      1000	  0	   0
CENDANT CORP		       COM		151313103    10461   747200 SH       DEFINED 03		    747200	  0	   0
CONOCO INC		       CL A		208251306     4620   210000 SH       DEFINED 03		    210000	  0	   0
FINANCIAL SEC ASSURN HLDGS LTD COM		31769P100    36450   480400 SH       DEFINED 03		    480400	  0	   0
GTE CORP		       COM		362320103    57551   931700 SH       DEFINED 03		    931700        0	   0
IMPROVEMENT INC		       COM		45321E106      771   385600 SH       DEFINED 03		    385600        0	   0
INTERNATIONAL HOME FOODS INC   COM		459655106    19492   931000 SH       DEFINED 03		    931000        0	   0
LIMITED INC		       COM		532716107     1081    50000 SH       DEFINED 03		     50000	  0	   0
MALLINCKRODT INC NEW	       COM		561232109     1846    42500 SH       DEFINED 03		     42500	  0	   0
MEDIAONE GROUP INC	       COM		58440J104   399120  6000000 SH       DEFINED 03		   6000000	  0	   0
RELIASTAR FINL CORP	       COM		75952U103    69406  1323600 SH       DEFINED 03	           1323600	  0	   0
SAFEGUARD SCIENTIFICS INC      SB NT CV 5%06	786449AE8   114468 80917000 SH       DEFINED 03		         0        0 80917000
SAUER-DANFOSS INC	       COM		804137107     8530  1066200 SH       DEFINED 03		   1066200	  0	   0
SPRINT CORP		       COM FON GROUP	852061100	51     1000 SH       DEFINED 03		      1000	  0	   0
TIME WARNER INC		       COM		887315109     3800    50000 SH       DEFINED 03		     50000	  0	   0
U S WEST INC NEW 	       COM		91273H101   163963  1912100 SH       DEFINED 03		   1912100	  0	   0
WILLIAMS COS INC DEL	       COM		969457100	 4	100 SH       DEFINED 03		       100        0	   0
YOUNG & RUBICAM INC	       COM		987425105	17	300 SH       DEFINED 03		       300        0	   0
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